Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Federal income tax at statutory rate (percent)	35.00%		35.00%
Effective tax rates (percent)	4.00%
Initial recording of deferred tax benefit	$ (1,760)
Pro Forma
Income Taxes [Line Items]
Effective tax rates (percent)	32.80%	30.10%	30.10%	31.70%	33.10%